RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended
	Dec. 05, 2022	Nov. 17, 2022	Aug. 15, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services				$ 16,000	$ 69,905	$ 4,419,700	$ 5,954,300	$ 20,000
Fernando Godina [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services			5,000,000
Shares Issued, Price Per Share			$ 0.289
Stock Issued During Period, Value, Issued for Services			$ 1,445,000
Bryan Cappelli [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services			5,000,000
Shares Issued, Price Per Share			$ 0.289
Stock Issued During Period, Value, Issued for Services			$ 1,445,000
Weverson Correia [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services			5,000,000
Shares Issued, Price Per Share			$ 0.289
Stock Issued During Period, Value, Issued for Services			$ 1,445,000
Anthony Anish [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services			5,000,000
Shares Issued, Price Per Share			$ 0.289
Stock Issued During Period, Value, Issued for Services			$ 1,445,000
Richard Carey [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount		$ 42,000
Themis Caldwell [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,000,000
Shares Issued, Price Per Share	$ 0.165
Stock Issued During Period, Value, Issued for Services	$ 165,000
Richard Carey [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current				86,263					$ 52,600
Anthony Anish [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current				152,375					$ 99,828
John Baird [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current				$ 60,000